Summary of Significant Accounting Policies - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-term investments:
Short-term investments	$ 2,856,762	$ 12,788,629
Level 1 [Member]
Short-term investments:
Short-term investments
Level 2 [Member]
Short-term investments:
Short-term investments	2,856,762	12,788,629
Level 3 [Member]
Short-term investments:
Short-term investments
Wealth Management Products and Structure Deposits [Member]
Short-term investments:
Short-term investments	2,856,762	12,788,629
Wealth Management Products and Structure Deposits [Member] | Level 1 [Member]
Short-term investments:
Short-term investments
Wealth Management Products and Structure Deposits [Member] | Level 2 [Member]
Short-term investments:
Short-term investments	2,856,762	12,788,629
Wealth Management Products and Structure Deposits [Member] | Level 3 [Member]
Short-term investments:
Short-term investments